Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.00301%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,082,845.15

Principal:
Principal Collections	$26,808,076.93
Prepayments in Full	$15,744,800.94
Liquidation Proceeds	$708,975.36
Recoveries	$128,959.62
Sub Total	$43,390,812.85
Collections	$47,473,658.00

Purchase Amounts:
Purchase Amounts Related to Principal	$103,930.84
Purchase Amounts Related to Interest	$445.95
Sub Total	$104,376.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,578,034.79

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,578,034.79
Servicing Fee	$800,344.94	$800,344.94	$0.00	$0.00	$46,777,689.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,777,689.85
Interest - Class A-2a Notes	$408,015.53	$408,015.53	$0.00	$0.00	$46,369,674.32
Interest - Class A-2b Notes	$280,206.53	$280,206.53	$0.00	$0.00	$46,089,467.79
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$44,184,867.79
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$43,825,527.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,825,527.79
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$43,632,495.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,632,495.04
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,632,495.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,632,495.04
Regular Principal Payment	$41,804,758.63	$41,804,758.63	$0.00	$0.00	$1,827,736.41
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,827,736.41
Residual Released to Depositor	$0.00	$1,827,736.41	$0.00	$0.00	$0.00
Total		$47,578,034.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,804,758.63
Total					$41,804,758.63

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,660,332.14	$72.58	$408,015.53	$1.25	$24,068,347.67	$73.83
Class A-2b Notes	$18,144,426.49	$72.58	$280,206.53	$1.12	$18,424,633.02	$73.70
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,804,758.63	$26.48	$3,145,194.81	$1.99	$44,949,953.44	$28.47

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$109,534,370.35	0.3359950	$85,874,038.21	0.2634173
Class A-2b Notes	$83,998,750.28	0.3359950	$65,854,323.79	0.2634173
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$881,473,120.63	0.5582689	$839,668,362.00	0.5317924

Pool Information
Weighted Average APR	4.963%	4.978%
Weighted Average Remaining Term	43.34	42.60
Number of Receivables Outstanding	32,537	31,505
Pool Balance	$960,413,931.35	$916,387,911.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$913,052,086.43	$871,247,327.80
Pool Factor	0.5756569	0.5492684

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$45,140,583.81
Targeted Overcollateralization Amount	$76,719,549.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,719,549.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$660,235.67
(Recoveries)		31	$128,959.62
Net Loss for Current Collection Period			$531,276.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6638%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5346%
Second Prior Collection Period			0.7882%
Prior Collection Period			0.8037%
Current Collection Period			0.6794%
Four Month Average (Current and Prior Three Collection Periods)			0.7015%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,169	$5,955,073.28
(Cumulative Recoveries)			$493,151.42
Cumulative Net Loss for All Collection Periods			$5,461,921.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3274%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,094.16
Average Net Loss for Receivables that have experienced a Realized Loss			$4,672.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.90%	222	$8,214,041.63
61-90 Days Delinquent	0.24%	50	$2,223,806.48
91-120 Days Delinquent	0.02%	5	$178,942.26
Over 120 Days Delinquent	0.02%	5	$177,512.03
Total Delinquent Receivables	1.18%	282	$10,794,302.40

Repossession Inventory:
Repossessed in the Current Collection Period		22	$980,835.09
Total Repossessed Inventory		42	$1,891,570.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1795%
Prior Collection Period			0.1414%
Current Collection Period			0.1904%
Three Month Average			0.1705%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2816%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$2,484,302.55
2 Months Extended	136	$5,597,722.69
3+ Months Extended	24	$1,040,447.85

Total Receivables Extended	222	$9,122,473.09

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer